Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Altice France SA
9.079% (EUR003M + 2.240%) due 05/30/2031 ~	EUR		1,135		$1,325
BCP V Modular Services Holdings IV Ltd.
6.716% (EUR003M + 2.324%) due 07/10/2031 ~			1,000		986
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ			$322		322
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~			1,456		1,454
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR		1,700		1,948
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$5,983		5,992
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(k)	EUR		1,400		1,600
JetBlue Airways Corp.
8.427% (TSFR3M + 0.000%) due 08/27/2029 ~			$3,930		3,511
Live Nation Entertainment, Inc.
5.639% (TSFR1M + 0.000%) due 10/21/2032 ~			3,085		3,090
Newfold Digital Holdings Group, Inc.
9.364% (TSFR1M + 3.612%) due 04/30/2029 ~			34		28
Oi SA
TBD% due 12/30/2050 «			1,480		0
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		12,000		13,732
Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~			$700		672
Westmoreland Coal Co.
8.000% due 03/15/2029			892		513

Total Loan Participations and Assignments (Cost $36,688)					35,173

CORPORATE BONDS & NOTES 64.2%
BANKING & FINANCE 23.1%
Aircastle Ltd.
5.950% due 02/15/2029			1,400		1,434
Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^(i)			1,200		72
American Assets Trust LP
6.150% due 10/01/2034			6,900		7,019
American Financial Group, Inc.
4.500% due 06/15/2047			7,700		6,371
American Homes 4 Rent LP
3.375% due 07/15/2051			2,000		1,352
3.625% due 04/15/2032			3,700		3,438
American Tower Corp.
2.950% due 01/15/2051			8,300		5,212
3.100% due 06/15/2050			10,900		7,109
3.700% due 10/15/2049			10,000		7,317
4.050% due 03/15/2032			7,800		7,473
Antares Holdings LP
3.750% due 07/15/2027			3,750		3,683
6.350% due 10/23/2029			6,500		6,479
7.950% due 08/11/2028			1,600		1,654
Apollo Debt Solutions BDC
6.700% due 07/29/2031			2,300		2,346
6.900% due 04/13/2029			1,200		1,232
Arch Capital Group Ltd.
3.635% due 06/30/2050			2,465		1,796
ARES Finance Co. II LLC
3.250% due 06/15/2030			1,100		1,031
ARES Finance Co. IV LLC
3.650% due 02/01/2052			1,900		1,311
ARES Management Corp.
5.600% due 10/11/2054			5,700		5,178
ARES Strategic Income Fund
6.200% due 03/21/2032			1,400		1,386
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051			1,200		833
Athene Global Funding
5.322% due 11/13/2031			1,500		1,497
5.526% due 07/11/2031			3,350		3,382
Aviation Capital Group LLC
6.750% due 10/25/2028			4,097		4,258

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Avolon Holdings Funding Ltd.
4.700% due 01/30/2031			700		688
4.950% due 10/15/2032			6,500		6,345
5.375% due 05/30/2030			1,300		1,313
AXIS Specialty Finance LLC
3.900% due 07/15/2029			3,000		2,925
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(h)(i)			2,300		2,422
7.883% due 11/15/2034 •			1,800		2,049
8.375% due 06/21/2028 •(h)(i)	EUR		2,000		2,471
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027 (i)			$200		199
Banco Santander SA
4.867% due 04/15/2031			3,800		3,779
9.625% due 11/21/2028 •(h)(i)			1,000		1,090
Bank of America Corp.
2.572% due 10/20/2032 •			6,000		5,342
2.676% due 06/19/2041 •			19,400		14,090
2.972% due 07/21/2052 •			800		517
3.311% due 04/22/2042 •			12,200		9,463
4.083% due 03/20/2051 •			300		238
5.468% due 01/23/2035 •			6,800		6,936
5.511% due 01/24/2036 •			1,700		1,737
5.872% due 09/15/2034 •			8,500		8,887
Bank of America NA
6.000% due 10/15/2036			1,200		1,269
Barclays PLC
5.207% due 02/24/2037 •			7,300		7,112
5.335% due 09/10/2035 •			1,000		993
5.851% due 03/21/2035 •	GBP		3,400		4,557
6.224% due 05/09/2034 •			$4,400		4,631
9.250% due 09/15/2028 •(h)(i)	GBP		1,000		1,410
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)			$1,000		985
8.450% due 06/29/2038 •(i)			1,300		1,403
BGC Group, Inc.
6.150% due 04/02/2030			4,200		4,288
6.600% due 06/10/2029			500		516
8.000% due 05/25/2028			2,100		2,195
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050			350		212
3.200% due 01/30/2052			10,000		6,545
3.500% due 09/10/2049			1,900		1,331
Blue Owl Finance LLC
4.375% due 02/15/2032			3,700		3,402
BNP Paribas SA
3.132% due 01/20/2033 •(m)			3,200		2,899
BPCE SA
6.293% due 01/14/2036 •			1,100		1,150
7.003% due 10/19/2034 •			4,800		5,229
Broadstone Net Lease LLC
5.000% due 11/01/2032			800		789
Brookfield Capital Finance LLC
6.087% due 06/14/2033			1,200		1,261
Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050			2,000		1,357
Brookfield Finance, Inc.
3.500% due 03/30/2051			8,700		5,940
3.625% due 02/15/2052			1,900		1,322
5.968% due 03/04/2054			7,075		6,995
Brown & Brown, Inc.
6.250% due 06/23/2055			3,100		3,129
CaixaBank SA
3.625% due 09/14/2028 •(h)(i)	EUR		1,400		1,572
Cantor Fitzgerald LP
7.200% due 12/12/2028			$3,000		3,115
Carlyle Finance LLC
5.650% due 09/15/2048			3,100		2,957
CBRE Services, Inc.
5.950% due 08/15/2034			3,100		3,235
CI Financial Corp.
4.100% due 06/15/2051			1,200		812
7.500% due 05/30/2029			3,200		3,355
Citadel Finance LLC
5.900% due 02/10/2030			2,200		2,219
Citadel LP
6.375% due 01/23/2032			3,700		3,855
Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)			1,800		1,685
Constellation Global Funding
4.850% due 10/22/2030			700		686
Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(h)(i)	EUR		1,600		1,842
Corebridge Financial, Inc.
6.375% due 09/15/2054 •			$4,000		3,973

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
CoStar Group, Inc.
2.800% due 07/15/2030			800		720
Credit Agricole SA
7.250% due 09/23/2028 •(h)(i)	EUR		6,100		7,404
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)			$900		899
6.740% due 03/20/2030 «(k)			1,000		996
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060			9,666		3,407
Crown Castle, Inc.
2.100% due 04/01/2031			5,800		5,103
5.200% due 09/01/2034			6,300		6,245
Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(h)(i)			1,600		1,631
Deutsche Bank AG
3.729% due 01/14/2032 •			2,900		2,715
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032			4,600		4,279
EPR Properties
3.750% due 08/15/2029			2,450		2,357
Equinix, Inc.
3.000% due 07/15/2050			3,200		2,043
3.400% due 02/15/2052			2,500		1,707
Equitable Holdings, Inc.
5.594% due 01/11/2033			1,000		1,022
6.700% due 03/28/2055 •			800		825
Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR		1,200		1,380
Essential Properties LP
5.400% due 12/01/2035			$1,000		990
Essex Portfolio LP
5.500% due 04/01/2034			1,200		1,224
Extra Space Storage LP
4.950% due 01/15/2033			400		396
Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033			2,700		2,819
6.100% due 03/15/2055			3,500		3,458
6.350% due 03/22/2054			1,000		1,023
Farmers Insurance Exchange
4.747% due 11/01/2057 •			5,000		4,274
Fidelity National Financial, Inc.
3.200% due 09/17/2051			8,100		5,139
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			5,000		4,999
First American Financial Corp.
5.450% due 09/30/2034			1,800		1,778
Flourish Century Holdings Ltd.
0.000% due 02/04/2049 ^«(c)(k)			4,900		0
FMR LLC
6.450% due 11/15/2039			4,500		4,892
Ford Motor Credit Co. LLC
4.970% due 04/06/2029			3,400		3,366
5.113% due 05/03/2029			268		266
5.420% due 04/09/2031			2,000		1,984
5.850% due 05/17/2027			3,680		3,709
Franklin Resources, Inc.
2.950% due 08/12/2051			900		563
FS KKR Capital Corp.
3.125% due 10/12/2028			2,100		1,978
6.125% due 01/15/2030 (m)			1,900		1,852
7.875% due 01/15/2029			1,000		1,027
FTAI Aviation Investors LLC
7.875% due 12/01/2030			1,200		1,255
GA Global Funding Trust
5.200% due 12/09/2031			650		643
5.500% due 01/08/2029			3,700		3,739
5.900% due 01/13/2035			1,500		1,513
GATX Corp.
4.500% due 03/30/2045			1,038		865
GGAM Finance Ltd.
8.000% due 02/15/2027			1,400		1,406
Global Atlantic Fin Co.
6.750% due 03/15/2054			6,100		5,822
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030			5,000		4,809
5.625% due 09/15/2034			4,500		4,467
5.750% due 11/01/2037			8,000		7,888
6.250% due 09/15/2054			1,500		1,507
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •			8,700		7,816
4.017% due 10/31/2038 •			5,100		4,477
5.016% due 10/23/2035 •			7,900		7,763
5.330% due 07/23/2035 •			6,700		6,725
Goodman U.S. Finance Five LLC
4.625% due 05/04/2032			2,000		1,948

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037			3,600		3,282
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034			2,000		2,041
6.750% due 07/15/2035			3,100		3,224
Highwoods Realty LP
3.050% due 02/15/2030			2,600		2,425
HSBC Holdings PLC
5.133% due 11/06/2036 •			1,400		1,378
5.875% due 09/28/2026 •(h)(i)	GBP		5,178		6,885
Hudson Pacific Properties LP
5.950% due 02/15/2028			$800		793
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •			1,750		1,528
7.750% due 01/11/2027 •(h)(i)	EUR		4,610		5,392
7.778% due 06/20/2054 •			$1,700		2,004
7.800% due 11/28/2053			3,000		3,622
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034			3,500		2,941
4.950% due 01/15/2033			1,400		1,381
Itau Unibanco Holding SA
6.000% due 02/27/2030			6,400		6,569
JAB Holdings BV
2.200% due 11/23/2030			585		524
3.750% due 05/28/2051			750		521
4.500% due 04/08/2052			2,100		1,618
JPMorgan Chase & Co.
3.109% due 04/22/2051 •			6,300		4,219
3.328% due 04/22/2052 •(m)			14,200		9,836
4.810% due 10/22/2036 •			1,000		973
5.294% due 07/22/2035 •			3,000		3,032
5.350% due 06/01/2034 •			7,100		7,221
5.502% due 01/24/2036 •			6,500		6,646
6.254% due 10/23/2034 •			3,200		3,426
8.750% due 09/01/2030			275		315
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027			101		5
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)			192		4
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)			321		7
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)			398		7
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)			583		10
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)			545		11
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)			131		2
KBC Group NV
8.000% due 09/05/2028 •(h)(i)	EUR		1,000		1,234
Kilroy Realty LP
2.500% due 11/15/2032			$3,400		2,823
2.650% due 11/15/2033			1,000		814
5.875% due 10/15/2035			900		890
6.250% due 01/15/2036			1,600		1,625
KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050			4,700		3,218
KKR Group Finance Co. XII LLC
4.850% due 05/17/2032			1,526		1,502
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030			600		606
Lazard Group LLC
6.000% due 03/15/2031			900		934
Legg Mason, Inc.
5.625% due 01/15/2044			1,400		1,375
Liberty Mutual Group, Inc.
3.951% due 10/15/2050			900		672
Lloyds Bank PLC
0.000% due 04/02/2032 þ			1,000		752
Lloyds Banking Group PLC
5.679% due 01/05/2035 •(i)			5,300		5,449
7.875% due 06/27/2029 •(h)(i)	GBP		200		277
8.500% due 09/27/2027 •(h)(i)			1,000		1,374
Marex Group PLC
5.829% due 05/08/2028			$300		302
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051			1,300		821
4.350% due 01/30/2047			200		167
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •			2,500		2,225
5.672% due 12/01/2052			2,000		1,947
Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •			3,300		3,342
Mercury General Corp.
4.400% due 03/15/2027			610		610

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Mitsubishi UFJ Financial Group, Inc.
4.505% due 01/14/2032 •			5,000		4,917
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~			1,300		1,315
5.133% due 07/20/2033 •			2,800		2,814
5.188% due 09/12/2036 •			1,000		994
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •			3,200		2,888
Morgan Stanley
0.000% due 04/02/2032 þ(k)			11,300		8,432
2.775% (EUR003M + 0.700%) due 10/05/2029 ~	EUR		600		688
2.943% due 01/21/2033 •			$4,800		4,317
3.383% due 01/23/2032 •	EUR		4,000		4,552
4.892% due 10/22/2036 •			$4,500		4,360
5.320% due 07/19/2035 •			5,000		5,026
5.587% due 01/18/2036 •			2,100		2,145
5.831% due 04/19/2035 •			7,400		7,680
National Health Investors, Inc.
5.350% due 02/01/2033			400		396
Nationwide Building Society
7.875% due 12/20/2031 •(h)(i)	GBP		1,000		1,386
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039			$2,500		3,244
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)			1,300		1,204
5.125% due 05/12/2027 •(h)(i)	GBP		2,500		3,307
7.625% due 09/30/2035 •(h)(i)(m)			3,300		4,514
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027			$400		399
4.875% due 04/15/2045			2,700		2,331
Newmark Group, Inc.
7.500% due 01/12/2029			3,000		3,144
Nippon Life Insurance Co.
6.250% due 09/13/2053 •			4,500		4,663
Nomura Holdings, Inc.
7.000% due 07/15/2030 •(h)(i)			2,000		2,058
Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)			400		377
Norinchukin Bank
4.683% due 03/10/2031			3,900		3,849
Northwestern Mutual Life Insurance Co.
6.170% due 05/29/2055			4,000		4,126
OneMain Finance Corp.
7.875% due 03/15/2030			2,500		2,604
Pacific Life Insurance Co.
5.950% due 09/15/2055			5,500		5,491
9.250% due 06/15/2039			8,800		11,628
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)			2,400		1,955
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040			1,000		1,166
Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034			1,600		1,653
Pine Street Trust III
6.223% due 05/15/2054			5,000		5,067
Progressive Corp.
4.125% due 04/15/2047			500		406
Protective Life Global Funding
5.432% due 01/14/2032			3,500		3,576
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~(i)			4,200		4,221
Regency Centers LP
4.650% due 03/15/2049			500		434
Rexford Industrial Realty LP
2.125% due 12/01/2030			1,800		1,597
RGA Global Funding
5.250% due 01/09/2030			1,800		1,824
5.500% due 01/11/2031			2,900		2,973
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)			5,000		4,918
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •			1,700		1,549
5.694% due 04/15/2031 •			2,500		2,565
SBA Tower Trust
2.328% due 07/15/2052			200		193
SBL Holdings, Inc.
7.200% due 10/30/2034			500		469
Selective Insurance Group, Inc.
5.375% due 03/01/2049			1,700		1,567
Sixth Street Lending Partners
5.750% due 01/15/2030			1,600		1,590
Stifel Financial Corp.
4.000% due 05/15/2030			1,100		1,064
Store Capital LLC
2.750% due 11/18/2030			1,400		1,266
5.400% due 04/30/2030			800		806

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Sumitomo Mitsui Financial Group, Inc.
4.494% due 01/15/2032 •			6,000		5,891
5.558% due 07/09/2034			1,700		1,743
5.632% due 01/15/2035			1,000		1,033
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047			400		320
6.850% due 12/16/2039			371		411
Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP		84		112
Tesco Property Finance 5 PLC
5.661% due 10/13/2041			44		58
Tesco Property Finance 6 PLC
5.411% due 07/13/2044			670		857
Trust 2401
6.390% due 01/15/2050			$596		555
6.950% due 01/30/2044			4,158		4,189
7.375% due 02/13/2034			712		757
Trust Fibra Uno
6.390% due 01/15/2050			304		280
6.950% due 01/30/2044			1,142		1,128
7.375% due 02/13/2034			288		306
UBS Group AG
3.179% due 02/11/2043 •			1,400		1,052
4.875% due 02/12/2027 •(h)(i)			4,800		4,805
5.379% due 09/06/2045 •			1,000		956
5.959% due 01/12/2034 •(i)			6,200		6,463
6.850% due 09/10/2029 •(h)(i)			3,500		3,567
7.000% due 02/05/2035 •(h)(i)			2,000		2,009
7.000% due 01/08/2036 •(h)(i)			4,000		4,046
7.125% due 08/10/2034 •(h)(i)			3,000		3,029
UDR, Inc.
5.125% due 09/01/2034			1,500		1,496
UniCredit SpA
7.296% due 04/02/2034 •			1,400		1,474
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)			1,645		33
Unum Group
4.500% due 12/15/2049			3,100		2,478
VICI Properties LP
5.625% due 04/01/2035			1,000		1,001
5.625% due 05/15/2052			3,000		2,757
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029			2,800		2,721
Voya Financial, Inc.
4.700% due 01/23/2048 •			500		494
5.000% due 09/20/2034			600		591
5.700% due 07/15/2043			630		625
Wells Fargo & Co.
3.350% due 03/02/2033 •			6,600		6,069
4.611% due 04/25/2053 •			11,300		9,503
4.892% due 09/15/2036 •			1,500		1,464
5.211% due 12/03/2035 •			300		300
5.499% due 01/23/2035 •			5,000		5,098
5.557% due 07/25/2034 •			19,000		19,464
6.491% due 10/23/2034 •			2,200		2,375
Welltower OP LLC
5.125% due 03/15/2043			800		752
6.500% due 03/15/2041			925		1,027
Weyerhaeuser Co.
4.000% due 03/09/2052			4,400		3,335
7.375% due 03/15/2032			681		760

					772,586

INDUSTRIALS 25.8%
7-Eleven, Inc.
2.800% due 02/10/2051			1,000		593
AbbVie, Inc.
4.250% due 11/21/2049			20,300		16,583
4.400% due 11/06/2042			2,970		2,613
4.450% due 05/14/2046			7,000		6,017
4.700% due 05/14/2045			900		807
4.750% due 03/15/2045			3,000		2,715
4.850% due 06/15/2044			3,300		3,031
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047 (i)			1,400		1,256
Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030			1,570		1,476
Adani Transmission Step-One Ltd.
4.250% due 05/21/2036			572		518
Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054			2,000		1,809
Air Canada Pass-Through Trust
3.300% due 07/15/2031			1,170		1,114
Aker BP ASA
5.800% due 10/01/2054			5,000		4,658

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,138		1,138
Alcon Finance Corp.
3.800% due 09/23/2049		2,200		1,656
Amazon.com, Inc.
2.700% due 06/03/2060 (m)		6,400		3,473
4.100% due 04/13/2062		1,200		889
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,630		1,582
3.375% due 11/01/2028		2,244		2,219
3.575% due 07/15/2029		548		541
3.650% due 08/15/2030		2,296		2,246
4.900% due 11/11/2039		900		880
5.250% due 05/10/2040		2,000		1,991
Amgen, Inc.
4.563% due 06/15/2048		2,610		2,212
4.663% due 06/15/2051		5,053		4,296
4.875% due 03/01/2053		5,400		4,703
5.650% due 03/02/2053		9,600		9,350
5.750% due 03/02/2063		4,800		4,658
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		600		568
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036 (m)		6,100		5,940
4.900% due 02/01/2046		3,148		2,870
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,700		1,441
4.950% due 01/15/2042		5,600		5,285
Ashtead Capital, Inc.
5.800% due 04/15/2034		1,600		1,631
Bacardi Ltd.
5.300% due 05/15/2048		3,600		3,230
Baptist Healthcare System Obligated Group
3.540% due 08/15/2050 (i)		300		216
Bayer U.S. Finance II LLC
4.400% due 07/15/2044		6,000		4,884
4.875% due 06/25/2048		3,400		2,892
Bayer U.S. Finance LLC
6.875% due 11/21/2053		2,300		2,524
Beignet Investor LLC
6.581% due 05/30/2049 (i)		32,525		33,197
BMW U.S. Capital LLC
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~(i)		5,000		5,033
Boeing Co.
3.625% due 02/01/2031		3,300		3,141
3.650% due 03/01/2047		700		507
3.950% due 08/01/2059		4,300		3,074
5.705% due 05/01/2040		4,700		4,782
5.805% due 05/01/2050		11,600		11,468
5.930% due 05/01/2060		12,460		12,265
7.008% due 05/01/2064		1,000		1,138
Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		1,500		1,495
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,468		2,323
4.125% due 03/20/2033		1,336		1,292
Broadcom, Inc.
3.137% due 11/15/2035		1,728		1,469
3.419% due 04/15/2033		2,949		2,689
3.469% due 04/15/2034		5,300		4,761
3.500% due 02/15/2041		5,300		4,237
Cameron LNG LLC
3.701% due 01/15/2039		2,600		2,206
Canadian Pacific Railway Co.
6.125% due 09/15/2115		6,470		6,728
Carnival Corp. Ltd.
5.750% due 03/15/2030		1,200		1,215
5.750% due 08/01/2032		900		910
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		1,900		1,745
5.550% due 08/22/2034		1,000		988
Cellnex Finance Co. SA
3.875% due 07/07/2041		600		472
Centene Corp.
4.625% due 12/15/2029		1,900		1,844
CF Industries, Inc.
5.150% due 03/15/2034		3,200		3,175
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		2,500		1,751
3.700% due 04/01/2051		11,000		6,831
3.850% due 04/01/2061		9,600		5,643
3.900% due 06/01/2052		3,400		2,169
3.950% due 06/30/2062		1,700		1,006
4.400% due 12/01/2061		2,374		1,534
4.800% due 03/01/2050		3,600		2,688
5.375% due 05/01/2047		5,100		4,131

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		1,300		1,108
3.700% due 11/15/2029		5,900		5,707
Cheniere Energy Partners LP
3.250% due 01/31/2032 (m)		2,100		1,925
5.750% due 08/15/2034		2,900		2,990
Cheniere Energy, Inc.
5.200% due 07/30/2036		3,100		3,054
5.650% due 04/15/2034		2,000		2,053
Choice Hotels International, Inc.
5.850% due 08/01/2034		800		813
Chord Energy Corp.
6.750% due 03/15/2033		300		305
Cigna Group
5.250% due 01/15/2036		1,300		1,304
Cleveland Clinic Foundation
4.858% due 01/01/2114		45		38
Comcast Corp.
2.937% due 11/01/2056		12,149		6,585
5.500% due 05/15/2064		3,800		3,253
6.050% due 05/15/2055 (m)		900		862
CommonSpirit Health
4.975% due 09/01/2035		2,500		2,427
5.580% due 09/01/2045		800		780
Constellation Brands, Inc.
4.500% due 05/09/2047		1,200		1,004
Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(k)		1,179		1,198
CSL Finance PLC
4.625% due 04/27/2042		900		797
CVS Health Corp.
5.125% due 07/20/2045		7,400		6,706
5.300% due 12/05/2043		6,700		6,253
5.625% due 02/21/2053		3,500		3,308
6.000% due 06/01/2044		5,600		5,659
CVS Pass-Through Trust
7.507% due 01/10/2032		7,552		7,892
8.353% due 07/10/2031		161		173
Devon Energy Corp.
5.750% due 09/15/2054		4,400		4,243
Diamondback Energy, Inc.
5.550% due 04/01/2035		1,400		1,428
5.750% due 04/18/2054		4,100		3,989
Discovery Global Holdings, Inc.
5.141% due 03/15/2052		741		498
DT Midstream, Inc.
4.300% due 04/15/2032		2,900		2,773
Ecopetrol SA
5.875% due 05/28/2045		4,705		3,890
Elevance Health, Inc.
4.550% due 03/01/2048		1,400		1,187
4.650% due 01/15/2043		1,435		1,276
5.100% due 01/15/2044		500		465
5.125% due 02/15/2053		8,100		7,250
5.650% due 06/15/2054		2,500		2,406
5.850% due 11/01/2064		2,000		1,968
Eli Lilly & Co.
4.950% due 02/27/2063		3,100		2,766
5.100% due 02/09/2064		2,000		1,828
5.200% due 08/14/2064		2,600		2,415
Enbridge, Inc.
6.700% due 11/15/2053		4,400		4,843
Energy Transfer LP
4.550% due 01/15/2031		7,200		7,110
5.000% due 05/15/2044		4,857		4,268
5.150% due 03/15/2045		11,100		9,907
5.350% due 05/15/2045		2,465		2,242
Eni SpA
5.950% due 05/15/2054		2,747		2,720
Entergy Louisiana LLC
4.200% due 09/01/2048		5,000		4,033
4.200% due 04/01/2050		4,200		3,343
Enterprise Products Operating LLC
4.450% due 02/15/2043		5,697		4,984
4.850% due 03/15/2044		3,579		3,278
4.950% due 10/15/2054		830		738
5.200% due 01/15/2036		6,600		6,623
5.550% due 02/16/2055		6,700		6,496
6.897% (TSFR3M + 3.248%) due 08/16/2077 ~		1,450		1,450
Ferguson Enterprises, Inc.
5.000% due 10/03/2034		1,800		1,782
Ferguson Finance PLC
3.250% due 06/02/2030		700		659
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		7,300		6,746

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Gartner, Inc.
5.600% due 11/20/2035			2,000		1,895
Global Payments, Inc.
5.550% due 11/15/2035			2,400		2,328
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042			3,200		3,268
6.510% due 02/23/2042			1,900		2,008
GSG Bidco Ltd.
6.375% due 06/15/2051	EUR		7,500		8,664
HCA, Inc.
3.500% due 07/15/2051			$4,900		3,318
4.375% due 03/15/2042			2,040		1,728
5.125% due 06/15/2039			2,400		2,289
5.250% due 06/15/2049			2,600		2,338
5.900% due 06/01/2053			800		780
5.950% due 09/15/2054			1,400		1,375
Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052			1,100		831
Hyundai Capital America
5.400% due 06/23/2032			4,700		4,776
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050			1,700		1,266
Intel Corp.
3.200% due 08/12/2061			3,000		1,754
5.700% due 02/10/2053			6,600		6,229
IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032			1,600		1,622
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031			1,600		1,451
JetBlue Pass-Through Trust
2.750% due 11/15/2033			973		864
Johnson Controls, Inc.
4.950% due 07/02/2064			20		17
Kinder Morgan, Inc.
5.550% due 06/01/2045			4,000		3,845
6.950% due 06/01/2028			3,795		3,925
7.420% due 02/15/2037			2,980		3,375
8.050% due 10/15/2030			3,825		4,270
Kraft Heinz Foods Co.
4.875% due 10/01/2049			1,200		1,007
Las Vegas Sands Corp.
3.900% due 08/08/2029 (i)			5,800		5,603
6.200% due 08/15/2034			4,500		4,634
Marathon Petroleum Corp.
6.500% due 03/01/2041			1,800		1,931
Marriott International, Inc.
5.250% due 10/15/2035			400		400
Mars, Inc.
5.800% due 05/01/2065			2,100		2,087
Marvell Technology, Inc.
2.950% due 04/15/2031			1,800		1,656
Meta Platforms, Inc.
5.550% due 08/15/2064			1,000		874
Moody’s Corp.
3.100% due 11/29/2061			4,000		2,394
MPLX LP
4.900% due 04/15/2058			1,900		1,575
5.200% due 03/01/2047			900		813
5.950% due 04/01/2055			6,600		6,409
MSCI, Inc.
3.625% due 11/01/2031			1,800		1,670
National Football League
5.250% due 10/05/2034 «(k)			4,900		4,867
5.420% due 10/05/2037 «(k)			1,800		1,793
NetApp, Inc.
5.700% due 03/17/2035			360		368
New York & Presbyterian Hospital
4.063% due 08/01/2056			45		35
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029			776		648
Northern Natural Gas Co.
4.300% due 01/15/2049			5,000		3,945
Northwell Healthcare, Inc.
3.809% due 11/01/2049			2,500		1,786
4.260% due 11/01/2047			30		25
NTT Finance Corp.
5.171% due 07/16/2032			2,000		2,000
ONEOK Partners LP
6.125% due 02/01/2041			850		873
Oracle Corp.
3.650% due 03/25/2041			5,700		4,096
3.850% due 04/01/2060 (m)			6,615		3,888
3.950% due 03/25/2051			15,900		10,181
4.100% due 03/25/2061			6,400		3,918
5.500% due 09/27/2064			6,000		4,644
5.875% due 09/26/2045 (m)			6,100		5,343

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.950% due 09/26/2055			600		510
6.100% due 09/26/2065 (m)			4,100		3,433
6.550% due 02/04/2046			1,800		1,698
6.700% due 02/04/2056			2,700		2,543
6.850% due 02/04/2066			2,700		2,515
Petroleos Mexicanos
6.700% due 02/16/2032			900		909
6.840% due 01/23/2030 (m)			4,000		4,111
Philip Morris International, Inc.
3.875% due 08/21/2042			2,600		2,128
4.625% due 10/29/2035			2,000		1,926
QatarEnergy
4.625% due 06/23/2029			2,180		2,167
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036			3,600		3,424
Quanta Services, Inc.
3.050% due 10/01/2041			4,000		2,978
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			20,270		20,214
Rogers Communications, Inc.
3.800% due 03/15/2032 (m)			5,400		5,037
4.550% due 03/15/2052			1,800		1,431
Rolls-Royce PLC
5.750% due 10/15/2027	GBP		100		134
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036			$200		199
5.625% due 09/30/2031			1,200		1,210
6.000% due 02/01/2033			1,100		1,116
Royalty Pharma PLC
3.550% due 09/02/2050			4,300		3,006
RTX Corp.
4.050% due 05/04/2047			2,705		2,176
4.350% due 04/15/2047			700		585
4.450% due 11/16/2038			1,430		1,330
6.100% due 03/15/2034			1,800		1,932
Salesforce, Inc.
6.550% due 03/15/2056			2,900		2,903
Santos Finance Ltd.
3.649% due 04/29/2031			4,500		4,211
5.750% due 11/13/2035			1,200		1,210
6.875% due 09/19/2033			2,500		2,718
Saudi Arabian Oil Co.
3.500% due 11/24/2070			5,000		3,059
5.875% due 07/17/2064			1,200		1,127
6.000% due 02/02/2056			5,400		5,246
Seadrill Finance Ltd.
8.375% due 08/01/2030			400		420
Snam SpA
6.500% due 05/28/2055			3,000		3,173
South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054			2,000		1,914
Southern Co.
3.750% due 09/15/2051 •			5,000		4,993
4.250% due 07/01/2036			1,000		926
Southern Natural Gas Co. LLC
7.350% due 02/15/2031			1,400		1,533
Spectra Energy Partners LP
4.500% due 03/15/2045			1,675		1,422
Spirit AeroSystems, Inc.
4.600% due 06/15/2028			8,800		8,777
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029			747		725
Stryker Corp.
4.625% due 03/15/2046			2,200		1,940
5.200% due 02/10/2035			2,800		2,831
Sutter Health
3.161% due 08/15/2040			350		272
Synopsys, Inc.
5.700% due 04/01/2055			6,800		6,600
T-Mobile USA, Inc.
2.700% due 03/15/2032			1,100		978
3.300% due 02/15/2051			4,700		3,068
3.400% due 10/15/2052			10,900		7,151
3.600% due 11/15/2060			11,300		7,320
5.650% due 01/15/2053			4,200		3,944
Tapestry, Inc.
5.500% due 03/11/2035			2,000		2,015
Targa Resources Corp.
4.950% due 04/15/2052			500		431
5.500% due 02/15/2035			1,500		1,515
TD SYNNEX Corp.
2.650% due 08/09/2031			1,500		1,337
Telefonica Emisiones SA
4.895% due 03/06/2048			3,500		2,960
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030			2,100		1,968

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
8.375% due 06/15/2032			1,275		1,483
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP		106		149
9.750% due 10/10/2027			456		642
Time Warner Cable LLC
4.500% due 09/15/2042			$820		618
5.250% due 07/15/2042	GBP		800		869
5.500% due 09/01/2041			$6,225		5,330
5.875% due 11/15/2040			4,520		4,044
6.750% due 06/15/2039			3,500		3,428
7.300% due 07/01/2038			5,000		5,145
TopBuild Corp.
4.125% due 02/15/2032			1,600		1,620
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048			4,440		3,787
5.400% due 08/15/2041			1,400		1,363
Trustees of the University of Pennsylvania
4.674% due 09/01/2112			700		578
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)			1,831		55
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)			817		49
United Airlines Pass-Through Trust
2.700% due 11/01/2033			4,800		4,383
3.100% due 01/07/2030			331		324
3.450% due 01/07/2030			2,702		2,620
4.150% due 02/25/2033			1,528		1,486
4.550% due 02/25/2033			2,698		2,605
5.450% due 08/15/2038			940		958
5.875% due 04/15/2029			1,120		1,134
UnitedHealth Group, Inc.
3.875% due 08/15/2059			7,100		5,081
5.050% due 04/15/2053			15,400		13,852
5.200% due 04/15/2063			8,800		7,881
6.050% due 02/15/2063			300		306
University of Southern California
5.250% due 10/01/2111			40		37
UPMC
5.035% due 05/15/2033			1,100		1,093
Var Energi ASA
8.000% due 11/15/2032			1,200		1,363
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029			2,570		2,453
3.875% due 11/01/2033			5,500		4,906
4.125% due 08/15/2031			1,200		1,127
6.250% due 01/15/2030			2,500		2,562
Venture Global LNG, Inc.
7.000% due 01/15/2030			4,900		5,000
Venture Global Plaquemines LNG LLC
7.750% due 05/01/2035			600		673
Viking Cruises Ltd.
5.875% due 10/15/2033			600		601
Viper Energy Partners LLC
5.700% due 08/01/2035			1,400		1,423
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP		2,100		2,459
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR		5,800		5,841
VMware LLC
2.200% due 08/15/2031			$5,900		5,198
4.700% due 05/15/2030			2,100		2,105
Waste Connections, Inc.
4.200% due 01/15/2033			2,200		2,118
Weatherford International Ltd.
6.750% due 10/15/2033			600		612
West Virginia United Health System Obligated Group
3.129% due 06/01/2050			800		516
Western Midstream Operating LP
5.300% due 03/01/2048			2,900		2,527
Williams Cos., Inc.
3.500% due 10/15/2051			3,500		2,428
5.650% due 03/15/2033			3,800		3,913
5.800% due 11/15/2054			2,400		2,348
Woodside Finance Ltd.
3.700% due 09/15/2026			1,300		1,298
5.700% due 09/12/2054			5,600		5,369
6.000% due 05/19/2035			1,000		1,039
Workday, Inc.
3.800% due 04/01/2032			4,500		4,192
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033			1,500		1,506
Yellowstone Energy LP
5.750% due 12/31/2026			156		155
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035			205		189

					864,129

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
UTILITIES 15.3%
AEP Texas, Inc.
4.150% due 05/01/2049			1,600		1,234
AES Corp.
6.950% due 07/15/2055 •			700		692
7.600% due 01/15/2055 •			3,475		3,568
Alabama Power Co.
3.450% due 10/01/2049			2,100		1,491
Ameren Illinois Co.
3.250% due 03/15/2050			1,000		687
Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP		400		509
Appalachian Power Co.
4.500% due 08/01/2032			$2,600		2,552
Arizona Public Service Co.
3.350% due 05/15/2050			1,500		1,016
3.500% due 12/01/2049			1,400		980
4.500% due 04/01/2042			700		612
AT&T, Inc.
3.550% due 09/15/2055			8,889		5,728
3.650% due 06/01/2051			1,200		817
3.650% due 09/15/2059			32,908		21,048
3.800% due 12/01/2057			24,217		16,175
4.300% due 12/15/2042			2,700		2,230
5.700% due 11/01/2054			4,100		3,814
5.850% due 04/30/2046			2,700		2,603
6.000% due 04/30/2056			3,400		3,288
Basin Electric Power Cooperative
5.850% due 10/15/2055			1,500		1,469
Black Hills Corp.
6.000% due 01/15/2035			2,050		2,136
Brooklyn Union Gas Co.
4.487% due 03/04/2049			1,200		965
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043			1,500		1,601
Comision Federal de Electricidad
5.750% due 02/14/2042			55		50
Commonwealth Edison Co.
4.000% due 03/01/2048			700		549
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061			9,880		6,725
3.700% due 11/15/2059			1,700		1,180
4.500% due 05/15/2058			2,900		2,355
4.650% due 12/01/2048			3,000		2,570
Constellation Energy Generation LLC
5.600% due 06/15/2042			2,195		2,165
5.750% due 03/15/2054			2,000		1,975
5.800% due 03/01/2033			3,800		3,968
Consumers Energy Co.
4.050% due 05/15/2048			2,500		2,002
DTE Electric Co.
4.050% due 05/15/2048			1,600		1,282
5.400% due 04/01/2053			3,000		2,884
Duke Energy Carolinas LLC
3.950% due 03/15/2048			6,000		4,680
5.350% due 01/15/2053			6,800		6,435
5.400% due 01/15/2054			9,200		8,772
Duke Energy Corp.
3.300% due 06/15/2041			1,900		1,452
3.500% due 06/15/2051			11,400		7,780
3.950% due 08/15/2047			2,300		1,758
Duke Energy Ohio, Inc.
5.650% due 04/01/2053			1,300		1,274
Duke Energy Progress LLC
2.900% due 08/15/2051			1,100		690
3.600% due 09/15/2047			900		666
Duquesne Light Holdings, Inc.
2.532% due 10/01/2030			700		628
Electricite de France SA
4.875% due 09/21/2038			2,300		2,128
4.950% due 10/13/2045			2,150		1,891
6.000% due 04/22/2064			8,100		7,757
6.900% due 05/23/2053			1,400		1,518
Enel Finance America LLC
2.875% due 07/12/2041			9,750		6,910
ENEL Finance International NV
4.750% due 05/25/2047			1,500		1,265
5.500% due 06/26/2034			2,900		2,939
Entergy Corp.
3.750% due 06/15/2050			4,000		2,925
7.125% due 12/01/2054 •			1,000		1,034

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Entergy Texas, Inc.
5.550% due 09/15/2054		2,000		1,926
Evergy, Inc.
6.650% due 06/01/2055 •		1,000		1,026
Eversource Energy
4.450% due 12/15/2030		1,100		1,081
FirstEnergy Corp.
4.850% due 07/15/2047		2,200		1,913
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330		6,051
FORESEA Holding SA
7.500% due 06/15/2030		659		651
Georgia Power Co.
4.750% due 09/01/2040		1,000		940
Indiana Michigan Power Co.
4.550% due 03/15/2046		400		344
Interstate Power & Light Co.
5.450% due 09/30/2054		2,600		2,475
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,600		1,554
ITC Holdings Corp.
5.400% due 06/01/2033		2,300		2,334
Kentucky Utilities Co.
4.375% due 10/01/2045		2,300		1,945
KeySpan Gas East Corp.
3.586% due 01/18/2052		3,000		2,031
Liberty Utilities Co.
5.869% due 01/31/2034		2,000		2,050
MidAmerican Energy Co.
3.650% due 08/01/2048		3,575		2,660
4.250% due 05/01/2046		3,450		2,853
4.250% due 07/15/2049		14,325		11,683
5.500% due 11/15/2056		4,000		3,849
5.850% due 09/15/2054		1,900		1,928
Mississippi Power Co.
4.250% due 03/15/2042		1,700		1,451
Monongahela Power Co.
5.400% due 12/15/2043		4,224		4,032
Nevada Power Co.
3.125% due 08/01/2050		5,300		3,507
New England Power Co.
3.800% due 12/05/2047		3,300		2,478
New York State Electric & Gas Corp.
3.300% due 09/15/2049		900		618
Niagara Mohawk Power Corp.
2.759% due 01/10/2032		2,500		2,244
5.783% due 09/16/2052		1,050		1,024
NiSource, Inc.
3.950% due 03/30/2048		1,245		954
4.375% due 05/15/2047		1,800		1,482
5.800% due 02/01/2042		300		301
Northern States Power Co.
5.100% due 05/15/2053		11,600		10,577
NSTAR Electric Co.
4.950% due 09/15/2052		1,300		1,164
Oglethorpe Power Corp.
4.500% due 04/01/2047		1,000		831
6.200% due 12/01/2053		2,700		2,780
Ohio Power Co.
2.900% due 10/01/2051		2,700		1,659
ONEOK, Inc.
5.050% due 04/01/2045		2,200		1,946
5.200% due 07/15/2048		6,562		5,822
5.850% due 11/01/2064		17,000		15,898
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,400		2,154
3.250% due 06/01/2031		1,500		1,384
3.300% due 08/01/2040		2,700		2,026
3.500% due 08/01/2050		7,850		5,241
3.750% due 07/01/2028		2,400		2,358
3.950% due 12/01/2047		4,800		3,519
4.300% due 03/15/2045		1,600		1,264
4.500% due 07/01/2040		4,200		3,617
4.500% due 12/15/2041		2,900		2,394
4.550% due 07/01/2030		5,700		5,615
4.750% due 02/15/2044		1,200		1,018
4.950% due 07/01/2050		4,200		3,509
5.250% due 03/01/2052		2,700		2,343
6.000% due 08/15/2035		1,500		1,547
6.100% due 10/15/2055		1,300		1,259
6.700% due 04/01/2053		5,500		5,725
PacifiCorp
2.900% due 06/15/2052		10,600		6,345
4.150% due 02/15/2050		200		152
5.350% due 12/01/2053		3,500		3,142
5.450% due 02/15/2034		2,800		2,833

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.800% due 01/15/2055			3,300		3,149
7.375% due 09/15/2055 •			2,600		2,628
PECO Energy Co.
4.375% due 08/15/2052			5,700		4,669
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050			4,000		2,787
Petrobras Global Finance BV
6.250% due 01/10/2036			8,700		8,676
PG&E Corp.
7.375% due 03/15/2055 •			2,500		2,549
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050			2,900		1,980
3.640% due 11/01/2046			1,000		739
5.400% due 06/15/2033			700		717
Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 06/15/2044			2,400		2,080
Public Service Co. of Colorado
5.850% due 05/15/2055			2,400		2,407
Puget Energy, Inc.
4.100% due 06/15/2030			500		484
RWE Finance U.S. LLC
5.125% due 09/18/2035			2,600		2,538
San Diego Gas & Electric Co.
3.700% due 03/15/2052			2,200		1,584
3.750% due 06/01/2047			1,895		1,436
4.100% due 06/15/2049			1,578		1,232
4.150% due 05/15/2048			2,795		2,225
4.500% due 08/15/2040			4,050		3,656
5.200% due 03/15/2036			1,100		1,095
5.950% due 03/15/2056			3,400		3,452
Sempra
3.800% due 02/01/2038			1,800		1,532
4.000% due 02/01/2048			925		701
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			1,500		1,507
6.000% due 10/15/2039			3,635		3,731
6.375% due 04/01/2056 •			2,600		2,628
Southern California Edison Co.
2.950% due 02/01/2051			900		544
3.600% due 02/01/2045			1,400		1,010
3.900% due 12/01/2041			3,800		2,972
3.900% due 03/15/2043			8,500		6,520
4.000% due 04/01/2047			8,938		6,669
4.050% due 03/15/2042			2,000		1,583
4.125% due 03/01/2048			1,800		1,358
4.650% due 10/01/2043			2,950		2,499
4.875% due 03/01/2049			1,100		921
5.450% due 06/01/2052			3,100		2,781
5.625% due 02/01/2036			2,879		2,886
5.900% due 03/01/2055			2,200		2,106
5.950% due 02/01/2038			1,500		1,523
6.050% due 03/15/2039			4,500		4,583
6.200% due 09/15/2055			2,600		2,587
Southern California Gas Co.
3.750% due 09/15/2042			1,600		1,268
3.950% due 02/15/2050			3,500		2,644
5.125% due 11/15/2040			300		291
Southern Power Co.
5.250% due 07/15/2043			500		472
Southwestern Electric Power Co.
3.250% due 11/01/2051			6,760		4,446
6.200% due 03/15/2040			8,200		8,586
Southwestern Public Service Co.
3.750% due 06/15/2049			1,600		1,181
6.000% due 06/01/2054			4,850		4,902
SW Finance I PLC
7.000% due 04/16/2040	GBP		2,300		2,913
System Energy Resources, Inc.
5.300% due 12/15/2034			$1,200		1,198
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/2032			4,575		4,340
Union Electric Co.
5.125% due 03/15/2055			1,800		1,643
5.250% due 01/15/2054			5,000		4,654
5.450% due 03/15/2053			2,800		2,685
Verizon Communications, Inc.
2.850% due 09/03/2041			6,000		4,271
2.987% due 10/30/2056			3,887		2,291
3.000% due 11/20/2060			21,700		12,409
5.875% due 11/30/2055			3,000		2,913
6.000% due 11/30/2065			1,100		1,067
Virginia Electric & Power Co.
2.950% due 11/15/2051			2,900		1,817
Vistra Operations Co. LLC
5.350% due 01/31/2036			7,000		6,863
5.700% due 12/30/2034			300		303

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Vodafone Group PLC
5.125% due 06/04/2081 •		3,900		3,051
5.875% due 06/28/2064		6,600		6,247

				514,108

Total Corporate Bonds & Notes (Cost $2,396,599)				2,150,823

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		114		0
0.000% due 12/31/2027 (e)		142		1
0.000% due 12/31/2028 (e)		228		2
0.000% due 12/31/2029 (e)		228		2
0.000% due 12/31/2030 (e)		285		2
0.000% due 12/31/2031 (e)		285		1
0.000% due 12/31/2032 (e)		535		1

Total Convertible Bonds & Notes (Cost $125)				9

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,245		2,352
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,505		2,780
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700		758
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050		600		424
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112		440		365
University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115		835		680

				7,359

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		9,286		9,979

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029		195		197
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		635		667

				864

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039		800		874

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
7.834% due 02/15/2041		4,990		5,900
8.084% due 02/15/2050		1,000		1,244
American Municipal Power, Inc., Ohio Revenue Bonds,Series 2010
6.270% due 02/15/2050		4,400		4,525

				11,669

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500		12,410

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		3,915		4,321
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041		5,400		5,448
University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047		45		34

				9,803

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		930		995

Total Municipal Bonds & Notes (Cost $53,806)				53,953

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
U.S. GOVERNMENT AGENCIES 11.8%
Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055		13,381		13,454
Government National Mortgage Association, TBA
4.000% due 07/01/2056		65,300		60,711
4.500% due 07/01/2056		2,300		2,210
5.000% due 07/01/2056		15,300		15,086
6.000% due 09/01/2056		5,900		6,010
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		20		17
4.000% due 08/01/2056 - 09/01/2056		95,290		88,994
4.500% due 07/01/2056 - 08/01/2056		66,500		63,666
5.000% due 07/01/2056 - 08/01/2056		143,500		140,907
5.500% due 07/01/2056		5,100		5,117

Total U.S. Government Agencies (Cost $394,859)				396,172

U.S. TREASURY OBLIGATIONS 29.6%
U.S. Treasury Bonds
1.875% due 02/15/2051		46,200		25,691
1.875% due 11/15/2051 (o)		39,900		21,936
2.250% due 05/15/2041		46,500		33,914
2.250% due 02/15/2052		25,700		15,481
2.500% due 02/15/2045 (o)		38,400		26,943
2.750% due 08/15/2047 (m)(o)		25,300		17,894
2.750% due 11/15/2047 (o)		5,200		3,667
2.875% due 05/15/2052		23,900		16,537
3.000% due 05/15/2047 (o)		32,300		23,985
3.000% due 02/15/2048 (o)		5,700		4,198
3.000% due 08/15/2048 (m)(o)		170,300		124,818
3.125% due 05/15/2048 (o)		6,000		4,510
3.250% due 05/15/2042 (o)		7,230		5,955
3.375% due 08/15/2042 (o)		2,711		2,263
3.625% due 08/15/2043		1,400		1,193
3.750% due 08/15/2041		72,835		64,766
3.875% due 05/15/2043 (m)(o)		101,530		89,773
4.000% due 11/15/2042		25,171		22,722
4.250% due 02/15/2054		26,300		23,471
4.250% due 08/15/2054		55,600		49,651
4.375% due 05/15/2041 (o)		55,758		53,449
4.375% due 08/15/2043 (o)		55,351		52,066
4.500% due 02/15/2044		4,927		4,694
4.625% due 02/15/2046 (m)		800		768
4.625% due 05/15/2054 (m)(o)		102,500		97,365
4.625% due 11/15/2055 (m)		20,459		19,466
4.750% due 11/15/2053 (m)(o)		101,220		97,948
4.750% due 02/15/2056 (o)		2,125		2,065
4.875% due 08/15/2045 (o)		3,562		3,536
5.000% due 05/15/2056		16,600		16,778
U.S. Treasury Inflation Protected Securities (g)
1.000% due 02/15/2046		1,967		1,445
1.500% due 02/15/2053		8,288		6,303
2.125% due 02/15/2054		12,204		10,669
2.375% due 02/15/2055		5,866		5,402
U.S. Treasury Notes
3.500% due 01/31/2030		12,200		11,928
3.875% due 04/30/2030		11,400		11,278
4.000% due 01/31/2031		3,475		3,445
4.125% due 03/31/2031 (o)(q)		2,625		2,616
4.250% due 02/28/2031		3,400		3,406
4.625% due 04/30/2031 (o)(q)		5,734		5,837
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)		1,500		690

Total U.S. Treasury Obligations (Cost $1,095,453)				990,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
5.500% due 01/25/2036		14		14
5.750% due 03/25/2036		40		33
Bear Stearns ALT-A Trust
5.426% due 11/25/2034 ~		15		14
Bear Stearns ARM Trust
5.581% due 11/25/2034 ~		207		194
Chase Mortgage Finance Trust
4.734% due 12/25/2037 ~		104		91
Countrywide Alternative Loan Trust
4.423% due 09/25/2035 •		66		49
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.043% due 07/25/2047 •		104		99
GSMPS Mortgage Loan Trust
4.113% due 03/25/2035 •		442		418

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
IndyMac INDX Mortgage Loan Trust
4.363% due 07/25/2035 •		198		158
JP Morgan Mortgage Trust
5.326% due 11/25/2033 ~		2		1
Merrill Lynch Mortgage Investors Trust
5.302% due 05/25/2033 ~		2		2
NAAC Reperforming Loan REMICS Trust Certificates
4.213% due 02/25/2035 •		582		482
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		3,111		2,986
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.833% due 02/25/2035 •		37		37
PMT Loan Trust
4.978% due 08/25/2056 •		443		444
RALI Trust
4.670% due 02/25/2035 ~		346		312
RFMSI Trust
5.383% due 02/25/2036 ~		131		124
Sequoia Mortgage Trust
4.636% due 05/20/2034 •		191		180
Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(k)		3,500		3,446
Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(k)		3,500		3,421
Structured Adjustable Rate Mortgage Loan Trust
4.750% due 03/25/2034 ~		4		4
Towd Point Mortgage Trust
4.763% due 05/25/2058 •		114		116
WaMu Mortgage Pass-Through Certificates Trust
2.200% due 11/25/2041 ~		105		97
4.643% due 07/25/2044 •		90		88

Total Non-Agency Mortgage-Backed Securities (Cost $13,110)				12,810

ASSET-BACKED SECURITIES 0.4%
CMBS OTHER 0.1%
ACREC LLC
4.950% due 07/18/2043 •		1,000		1,000
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		1,800		1,804
MF1 Ltd.
4.989% due 02/19/2037 •		994		995

				3,799

HOME EQUITY OTHER 0.0%
ACE Securities Corp. Home Equity Loan Trust
4.558% due 01/25/2035 •		530		517
Bear Stearns Asset-Backed Securities Trust
4.503% due 01/25/2034 •		3		3
RAAC Trust
4.523% due 10/25/2046 •		50		50
Saxon Asset Securities Trust
3.603% due 03/25/2035 •		32		26

				596

OTHER ABS 0.3%
AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ		693		685
ECAF I Ltd.
4.947% due 06/15/2040		689		647
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		727		778
METAL LLC
4.581% due 10/15/2042		1,520		1,080
Pikes Peak CLO 2
4.895% due 10/11/2034 •		3,000		3,004
Pikes Peak CLO 4
4.883% due 07/15/2034 •		3,000		3,003
Start II Ltd.
4.089% due 03/15/2044		305		306
Venture XIX CLO Ltd.
5.195% due 01/15/2032 •		168		169

				9,672

Total Asset-Backed Securities (Cost $14,397)				14,067

SOVEREIGN ISSUES 7.7%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		2,900		1,536
3.125% due 09/30/2049		1,400		946
3.875% due 04/16/2050		3,400		2,625
4.625% due 04/20/2033		2,000		1,993

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.875% due 04/30/2029			2,400		2,418
Brazil Government International Bonds
4.875% due 04/23/2033	EUR		5,800		6,657
7.125% due 05/13/2054			$1,100		1,109
7.250% due 01/12/2056			1,398		1,407
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060	BRL		17,063		2,703
Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029			$3,000		3,099
Chile Government International Bonds
4.000% due 01/31/2052			600		474
5.330% due 01/05/2054			33		32
Colombia Government International Bonds
6.125% due 01/21/2031			2,100		2,123
7.500% due 02/02/2034 (m)			2,600		2,782
Colombia TES
7.000% due 06/30/2032	COP		467,400		108
11.000% due 08/22/2029			25,273,500		7,177
11.500% due 07/25/2046			4,643,000		1,318
12.500% due 02/27/2030			6,878,700		2,025
12.750% due 11/28/2040			21,704,100		6,625
13.250% due 02/09/2033			20,515,700		6,334
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		400		488
6.001% due 01/16/2036			3,500		4,234
Israel Government International Bonds
5.375% due 02/19/2030			$1,500		1,521
5.500% due 03/12/2034			9,300		9,441
Japan Government Thirty Year Bonds
2.100% due 09/20/2054 (i)	JPY		98,350		417
2.300% due 12/20/2054			1,172,150		5,217
2.400% due 03/20/2055 (i)			781,000		3,560
3.200% due 09/20/2055			2,257,000		12,188
3.700% due 03/20/2056			545,750		3,244
Japan Government Twenty Year Bonds
2.400% due 03/20/2045			318,000		1,650
2.700% due 09/20/2045			77,250		418
Kuwait International Government Bonds
4.804% due 04/20/2033			$3,500		3,494
Mexico Government International Bonds
4.500% due 03/19/2034	EUR		4,500		5,130
5.625% due 02/09/2034			$5,300		5,222
5.625% due 09/22/2035			9,300		9,054
6.250% due 08/27/2037			3,400		3,404
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD		1,600		874
3.500% due 11/20/2037			3,200		1,848
4.750% due 02/20/2037 (i)			800		525
Panama Government International Bonds
4.500% due 05/15/2047			$35		29
Peru Government Bonds
7.300% due 08/12/2033	PEN		20,900		6,850
Peru Government International Bonds
5.400% due 08/12/2034 (i)			51,100		14,609
6.150% due 08/12/2032			9,064		2,872
6.950% due 08/12/2031			8,350		2,779
Philippines Government International Bonds
5.500% due 01/17/2048			$400		386
Qatar Government International Bonds
4.800% due 04/08/2033			8,600		8,646
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD		5,700		3,245
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR		197,300		12,000
8.875% due 02/28/2035 (m)			340,300		21,530
9.000% due 01/31/2040			3,200		198
Romania Government International Bonds
1.750% due 07/13/2030	EUR		1,100		1,142
2.875% due 04/13/2042			1,100		851
3.750% due 02/07/2034			400		414
5.625% due 02/22/2036			1,000		1,152
5.625% due 05/30/2037			6,000		6,765
Saudi Government International Bonds
3.450% due 02/02/2061			$12,000		7,621
4.125% due 01/12/2029			4,000		3,943
5.125% due 01/13/2028			7,300		7,351
5.750% due 01/16/2054			6,300		6,082
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD		7,700		3,742
U.K. Gilts
4.375% due 07/31/2054	GBP		17,786		19,830
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)			$26		19
0.000% due 02/01/2034 þ(f)			97		55
0.000% due 02/01/2035 þ(f)			82		49
0.000% due 02/01/2036 þ(f)			68		41

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.500% due 02/01/2034 þ		95		67
4.500% due 02/01/2035 þ		166		115
4.500% due 02/01/2036 þ(i)		213		146

Total Sovereign Issues (Cost $257,940)				257,949

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.0%
Stichting Administratiekantoor (d)		6,729		0

INDUSTRIALS 0.1%
Foresea Holdings SA «		63,984		1,466
Westmoreland Mining Holdings «(d)(k)		32,131		21
Westmoreland Mining LLC «(d)(k)		56,395		148

				1,635

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd.		7,170,397		43
MNSN Holdings, Inc. (d)(k)		2,831		238

				281

Total Common Stocks (Cost $2,540)				1,916

PREFERRED SECURITIES 2.5%
BANKING & FINANCE 2.4%
American AgCredit Corp.
8.680% due 09/15/2026 (h)		11,000,000		11,167
Capital Farm Credit ACA
8.393% due 09/15/2026 (h)		6,400,000		6,361
Charles Schwab Corp.
4.000% due 12/01/2030 (h)		9,000,000		8,449
5.000% due 12/01/2027 (h)		2,000,000		1,983
Citigroup, Inc.
6.875% due 12/31/2099		2,600,000		2,662
6.950% due 02/15/2030 (h)		2,200,000		2,250
Citizens Financial Group, Inc.
4.000% due 10/06/2026 (h)		1,100,000		1,094
CoBank ACB
4.250% due 01/01/2027 (h)		3,500,000		3,460
6.250% due 10/01/2026 (h)		3,700,000		3,707
7.125% due 01/01/2030 (h)		2,000,000		2,033
Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(h)		1,822,950		2,353
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (h)		4,400,000		4,394
6.850% due 02/10/2030 (h)		3,800,000		3,910
JPMorgan Chase & Co.
4.200% due 09/01/2026 (h)		75,000		1,288
4.625% due 09/01/2026 (h)		111,000		2,078
6.470% due 10/01/2026 (h)		5,800,000		5,818
6.500% due 04/01/2030 (h)		5,300,000		5,429
6.875% due 06/01/2029 (h)		610,000		640
State Street Corp.
6.700% due 03/15/2029 (h)		5,200,000		5,379
Wells Fargo & Co.
4.750% due 09/15/2026 (h)		98,700		1,844
6.850% due 09/15/2029 (h)		3,700,000		3,844
7.625% due 09/15/2028 (h)		500,000		526

				80,669

INDUSTRIALS 0.1%
SVB Financial Trust
11.000% due 11/07/2032		3,227		1,484

Total Preferred Securities (Cost $85,058)				82,153

SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690%(j)		664,821		665

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
	PRINCIPAL
	AMOUNT
	(000s)
REPURCHASE AGREEMENTS (l) 1.1%
			38,472

Total Short-Term Instruments (Cost $38,881)			39,137

Total Investments in Securities (Cost $4,389,456)			4,034,684

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	8,150		79

Total Short-Term Instruments (Cost $79)			79

Total Investments in Affiliates (Cost $79)			79

Total Investments 120.4% (Cost $4,389,535)			$4,034,763
Financial Derivative Instruments (n)(p) 0.2%(Cost or Premiums, net $82,101)			7,821
Other Assets and Liabilities, net (20.6)%			(692,377)

Net Assets 100.0%			$3,350,207

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,179	$1,198	0.04%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	900	899	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	1,000	996	0.03
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	1,637	1,600	0.05
Flourish Century Holdings Ltd. 0.000% due 02/04/2049	02/03/2026	0	0	0.00
MNSN Holdings, Inc.	03/10/2023	55	238	0.01
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,249	8,432	0.25
National Football League 5.250% due 10/05/2034	06/27/2025	4,900	4,867	0.14
National Football League 5.420% due 10/05/2037	06/27/2025	1,800	1,793	0.05
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	5,000	4,918	0.15
Stripe 3Y Global Holdings, Inc. 4.880% due 03/26/2029	02/25/2026	3,500	3,446	0.10
Stripe Global Holdings, Inc. 5.170% due 03/26/2031	02/25/2026	3,500	3,421	0.10
Westmoreland Mining Holdings	12/08/2014	936	21	0.00
Westmoreland Mining LLC	06/30/2023-05/14/2026	263	148	0.00

		$34,919	$31,977	0.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

										Repurchase
										Agreement
									Repurchase	Proceeds
	Lending	Settlement	Maturity			Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date			Amount	Collateralized By	(Received)	at Value	Received(1)
BRC	7.050%	06/11/2026	07/01/2026		ZAR	314,345	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(19,925)	$19,191	$19,266
	7.050	07/01/2026	TBD	(2)		315,815	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(19,925)	19,281	19,281

Total Repurchase Agreements								$(39,850)	$38,472	$38,547

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

							Payable for
							Reverse
						Amount	Repurchase
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date			Borrowed(3)	Agreements
BOS	3.500%	06/24/2026	09/08/2026		$	(21,110)	$(21,125)
BRC	2.500	03/13/2026	TBD	(4)	GBP	(617)	(825)
	6.950	06/11/2026	07/01/2026		ZAR	(314,345)	(19,264)
	6.950	07/01/2026	TBD	(4)		(315,815)	(19,281)
CIB	3.710	06/04/2026	07/16/2026		$	(37,781)	(37,886)
DEU	3.710	06/30/2026	07/01/2026			(94,168)	(94,178)
	3.720	07/01/2026	07/02/2026			(93,570)	(93,570)
	3.750	06/30/2026	07/07/2026			(6,444)	(6,445)
JPS	3.520	06/17/2026	07/31/2026			(2,243)	(2,246)
	3.720	06/08/2026	07/06/2026			(9,519)	(9,542)
	3.760	06/30/2026	07/01/2026			(768)	(768)
MYI	0.000	04/01/2026	TBD	(4)		(905)	(904)
	2.250	06/16/2026	TBD	(4)		(1,598)	(1,599)
	3.470	06/30/2026	07/14/2026			(3,701)	(3,701)
NOM	3.720	06/11/2026	07/09/2026			(6,475)	(6,488)
NXN	3.710	06/08/2026	07/06/2026			(120,479)	(120,764)
SCX	3.500	05/07/2026	07/01/2026			(1,086)	(1,091)
	3.650	06/10/2026	07/01/2026			(4,144)	(4,153)
	3.650	06/15/2026	07/01/2026			(3,394)	(3,400)

Total Reverse Repurchase Agreements							$(447,230)

(m)	Securities with an aggregate market value of $335,048 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(324,641) at a weighted average interest rate of 3.823%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	23	$23	$(5)	$(6)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	23	23	(4)	(4)

					$(9)	$(10)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	38	$38	$(6)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	81	81	(14)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	38	38	(7)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	81	81	(15)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	40	40	(11)	(3)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	91	91	(27)	(12)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	177	177	(43)	(17)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	38	38	(6)	(3)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	38	38	(6)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	49	49	(12)	(5)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	48	48	(7)	(11)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	49	49	(11)	(10)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	48	48	(9)	(3)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	46	46	(11)	(17)

					$(185)	$(86)

Total Written Options					$(194)	$(96)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	137	$15,055	$122	$0	$(57)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	96	19,789	(3)	0	(15)
Eurex 10 Year Euro BUND Futures	09/2026	60	8,730	88	0	(9)
Eurex 5 Year Euro BOBL Futures	09/2026	17	2,241	11	0	(1)
Long Gilt Futures	09/2026	261	30,885	629	45	(156)
Three-Month SOFR Futures	12/2026	356	85,516	80	0	(24)
Three-Month SOFR Futures	03/2027	413	99,079	(48)	0	(34)
Three-Month SOFR Futures	12/2027	289	69,378	(3)	0	(38)
Ultra U.S. Treasury Bond Futures	09/2026	4,286	497,846	14,666	0	(5,424)

				$15,542	$45	$(5,758)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
SFE 10 Year Australian Bond Futures	09/2026	199	$(15,130)	$(57)	$22	$(17)

Total Futures Contracts				$15,485	$67	$(5,775)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
				Implied		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at	Notional	Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	June 30, 2026(3)	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.129%	$4,600	$(521)	$(127)	$(648)	$0	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.781	13,600	(2,145)	35	(2,110)	0	(1)

						$(2,666)	$(92)	$(2,758)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
				Implied			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	Credit Spread at		Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	June 30, 2026(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.517%		$1,500	$186	$(25)	$161	$0	$(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.234		2,000	(12)	34	22	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		1,100	(6)	19	13	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.238		4,100	53	(37)	16	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.176		4,500	119	(100)	19	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.495	EUR	1,100	19	8	27	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.168	$	3,700	36	(21)	15	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.708	EUR	2,000	461	(3)	458	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.527	$	3,400	465	(85)	380	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423		4,700	103	(173)	(70)	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.199	EUR	1,100	11	9	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233	$	3,300	80	(67)	13	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	1,500	12	9	21	0	0

							$1,527	$(432)	$1,095	$2	$(2)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

								Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date	Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030	$4,606	$(109)	$(282)	$(391)	$3	$0
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030	19,894	(1,519)	(125)	(1,644)	10	0

					$(1,628)	$(407)	$(2,035)	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity		Notional	Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	2,116	$(78)	$85	$7	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		700	(33)	38	5	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		200	(8)	9	1	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	14	2	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		100	(2)	2	0	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	6	(3)	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		968,965	20,553	720	21,273	0	(103)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		2,584,605	47,605	9,783	57,388	0	(319)
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031	EUR	10,960	203	81	284	3	0

						$68,219	$10,738	$78,957	$3	$(422)

INTEREST RATE SWAPS

		$		$	$		$	$	$	$	$		$
											Variation Margin
Pay/
Receive								Premiums	Unrealized
Floating				Payment	Maturity		Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate		Frequency	Date		Amount	(Received)	(Depreciation)	Value	Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.500%	Annual	03/18/2031	GBP	14,280	$(301)	$(165)	$(466)		$0		$(19)
Receive(6)	1-Day GBP-SONIO Compounded-OIS		4.000	Annual	09/16/2036		33,400	1,092	204	1,296		88		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842	Annual	03/04/2030		$4,400	(9)	19	10		8		0
Receive(6)	1-Day USD-SOFR Compounded-OIS		3.325	Annual	08/31/2030		136,830	617	2,435	3,052		289		0
Receive(6)	1-Day USD-SOFR Compounded-OIS		4.000	Annual	11/30/2030		57,360	(23)	(159)	(182)		132		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	03/18/2031		16,200	(22)	315	293		41		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2031		88,300	250	381	631		236		0
Receive	1-Day USD-SOFR Compounded-OIS		3.564	Annual	01/31/2033		1,500	0	31	31		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.901	Annual	02/15/2035		2,900	(2)	16	14		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908	Annual	03/04/2035		1,490	(5)	12	7		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874	Annual	03/05/2035		2,600	(9)	28	19		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.899	Annual	03/11/2035		2,600	(9)	23	14		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975	Annual	03/21/2035		3,000	(8)	7	(1)		14		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930	Annual	03/24/2035		5,000	(15)	31	16		23		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884	Annual	03/25/2035		2,600	(7)	25	18		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.715	Annual	08/15/2035		10,062	26	186	212		47		0
Receive	1-Day USD-SOFR Compounded-OIS		3.551	Annual	09/17/2035		2,300	(7)	91	84		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.679	Annual	02/15/2036		2,000	0	53	53		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.755	Annual	02/15/2036		4,100	0	82	82		20		0
Receive(6)	1-Day USD-SOFR Compounded-OIS		4.000	Annual	02/15/2036		13,300	(28)	42	14		66		0
Receive	1-Day USD-SOFR Compounded-OIS		3.748	Annual	03/03/2036		4,800	(10)	110	100		24		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775	Annual	03/03/2036		4,700	(10)	97	87		23		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual	03/18/2036		2,500	(66)	66	0		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/17/2036		7,700	286	(116)	170		39		0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Receive(6)	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/16/2036			1,600		29		8		37		8		0
Receive	1-Day USD-SOFR Compounded-OIS		4.066		Annual		02/15/2046			700		0		15		15		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975		Annual		11/15/2053			7,200		151		137		288		75		0
Receive	1-Day USD-SOFR Compounded-OIS		4.010		Annual		11/15/2053			900		0		30		30		10		0
Receive	1-Day USD-SOFR Compounded-OIS		4.015		Annual		11/15/2053			900		0		29		29		10		0
Receive	1-Day USD-SOFR Compounded-OIS		4.082		Annual		11/15/2053			800		0		17		17		9		0
Receive	1-Day USD-SOFR Compounded-OIS		4.085		Annual		11/15/2053			20,376		36		409		445		215		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/20/2054			75,575		6,693		2,126		8,819		766		0
Receive	1-Day USD-SOFR Compounded-OIS		4.052		Annual		02/15/2056			1,000		0		23		23		11		0
Receive	1-Day USD-SOFR Compounded-OIS		4.059		Annual		02/15/2056			900		0		20		20		10		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000		Annual		06/17/2056			84,000		1,817		910		2,727		919		0
Pay	1-Year BRL-CDI		13.359		Maturity		01/02/2029	BRL		110,600		0		(423)		(423)		46		0
Pay	1-Year BRL-CDI		13.402		Maturity		01/02/2029			166,400		0		(629)		(629)		70		0
Pay	1-Year BRL-CDI		13.657		Maturity		01/02/2031			52,700		(20)		(73)		(93)		29		0
Pay	1-Year BRL-CDI		13.681		Maturity		01/02/2031			14,900		(12)		(12)		(24)		8		0
Pay	1-Year BRL-CDI		13.725		Maturity		01/02/2031			500		0		(1)		(1)		0		0
Pay	1-Year BRL-CDI		13.899		Maturity		01/02/2031			4,200		0		(2)		(2)		2		0
Pay	6-Month AUD-BBR- BBSW		4.250		Semi-Annual		03/19/2030	AUD		99,900		839		(1,749)		(910)		0		(26)
Pay	6-Month AUD-BBR- BBSW		4.000		Semi-Annual		12/17/2035			33,300		(379)		(1,042)		(1,421)		0		(7)
Pay	6-Month EUR- EURIBOR		1.000		Annual		05/13/2027	EUR		5,500		(20)		(81)		(101)		0		(1)
Pay(6)	6-Month EUR- EURIBOR		2.500		Annual		09/16/2031			42,800		16		(582)		(566)		0		(36)
Receive(6)	6-Month EUR- EURIBOR		3.000		Annual		09/16/2056			22,980		430		(14)		416		30		0

												$11,320		$2,930		$14,250		$3,369		$(89)

Total Swap Agreements												$76,772		$12,737		$89,509		$3,387		$(514)

(o)

Securities with an aggregate market value of $145,260 and cash of $15,858 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	$		$		$	$		$
						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset		Liability
AZD	07/2026	AUD	4,819		$3,446		$109		$0
	07/2026	CNH	1,967		291		2		0
	07/2026	NZD	13,327		7,870		302		0
	07/2026		$367	CAD	522		1		0
	07/2026		8,262	NZD	14,626		45		0
	08/2026	CAD	521		$367		0		(1)
	08/2026	NZD	14,626		8,272		0		(45)
BOA	07/2026	BRL	2,617		512		6		(1)
	07/2026	CHF	4,794		5,943		10		0
	07/2026	COP	5,765		2		0		0
	07/2026	GBP	562		750		5		0
	07/2026	INR	3,252		34		0		0
	07/2026	JPY	37,130		233		5		0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026	NOK		2,915			295		0		0
		07/2026	SGD		23			18		0		0
		07/2026			$505	BRL		2,617		1		0
		07/2026			1,650	CNH		11,157		0		(7)
		07/2026			115	KRW		175,846		0		(2)
		07/2026			1,153	NOK		10,712		0		(71)
		07/2026			241	PLN		909		1		0
		08/2026	ILS		1,234			$415		0		0
		08/2026			$388	INR		36,761		0		0
		09/2026	COP		12,228,946			$3,155		0		(360)
		09/2026	MXN		5,079			286		0		(2)
		09/2026			$368	INR		34,976		0		(1)
		10/2026			2	COP		5,901		0		0
		12/2026	COP		8,938,766			$2,247		0		(268)
BPS		07/2026	BRL		64,686			12,705		209		(35)
		07/2026	CAD		9,771			6,900		10		0
		07/2026	CHF		1,389			1,766		47		0
		07/2026	CNH		29,164			4,310		15		0
		07/2026	IDR		215,189,387			12,002		5		(14)
		07/2026	ILS		4,084			1,386		13		0
		07/2026	INR		353,450			3,680		0		(54)
		07/2026	JPY		125,596			790		17		0
		07/2026	KRW		1,774,580			1,162		15		0
		07/2026	SGD		13,367			10,343		11		0
		07/2026	THB		53,542			1,630		20		(3)
		07/2026			$12,524	BRL		64,686		12		(5)
		07/2026			5,544	GBP		4,186		8		0
		07/2026			5,888	IDR		105,250,123		4		(12)
		07/2026			18,335	INR		1,737,519		30		(31)
		07/2026			1,148	JPY		185,800		0		(5)
		07/2026			3,118	KRW		4,787,040		0		(23)
		07/2026	ZAR		29,032			$1,770		0		0
		08/2026	IDR		30,183,520			1,680		0		(1)
		08/2026	ILS		874			293		0		(1)
		08/2026			$1,080	BRL		5,642		4		0
		08/2026			3,253	INR		308,768		2		0
		09/2026	IDR		21,848,385			$1,203		0		(9)
		09/2026	THB		44,112			1,360		24		0
		09/2026			$3,931	COP		14,365,869		197		0
		09/2026			6,884	IDR		121,866,013		10		(130)
		09/2026			979	INR		93,021		0		(2)
		09/2026			270	THB		8,860		0		(2)
		12/2026			775	IDR		14,117,338		3		0
BRC		07/2026	ILS		5,091			$1,720		8		0
		07/2026	JPY		185,543			1,148		7		0
		07/2026	NZD		19,357			11,448		454		0
		07/2026	TRY		15,335			320		0		(4)
		07/2026			$23,378	TRY		1,116,015		221		0
		07/2026	ZAR		143,380			$8,827		88		0
		08/2026			$1,148	JPY		185,056		0		(7)
BSH		07/2026	JPY		665,553			$4,186		93		0
		07/2026	PEN		37,849			11,241		174		0
		07/2026			$14,314	NZD		25,334		75		0
		08/2026	NZD		25,334			$14,330		0		(75)
		09/2026	COP		6,900,438			1,768		0		(215)
		09/2026			$1,878	BRL		9,635		0		(40)
		12/2026	PEN		11,863			$3,506		57		0
CBK		07/2026	GBP		2,056			2,758		31		0
		07/2026	IDR		5,679,009			317		0		0
		07/2026	ILS		4,554			1,568		37		0
		07/2026	INR		240,036			2,544		8		0
		07/2026	NOK		6,030			650		41		0
		07/2026	PEN		10,413			3,025		0		(20)
		07/2026	SEK		244			26		1		0
		07/2026			$625	CAD		887		0		0
		07/2026			1,863	COP		6,536,306		41		0
		07/2026			2,733	EUR		2,345		0		(54)
		07/2026			2,025	IDR		36,339,897		5		0
		07/2026			2,477	INR		240,036		59		0
		07/2026			3,667	JPY		592,500		0		(23)
		07/2026			277	KRW		418,183		0		(6)
		07/2026			11,205	PEN		37,860		0		(135)
		07/2026			126	PLN		460		0		(4)
		08/2026	COP		31,391,910			$8,257		0		(828)
		08/2026	ILS		7,730			2,733		133		0
		08/2026			$534	ILS		1,586		0		(1)
		08/2026			604	INR		57,370		1		0
		09/2026	COP		7,580,004			$2,011		0		(167)
		09/2026	IDR		80,049,201			4,434		0		(9)
		09/2026	INR		24,141			251		0		(2)
		09/2026	PEN		3,891			1,125		0		(10)
		09/2026	THB		63,259			1,909		0		(7)
		09/2026			$15,656	COP		57,180,479		776		0
		09/2026			1,431	IDR		25,529,050		0		(14)
		09/2026			510	MXN		9,128		8		0
		09/2026			12	PEN		42		0		0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		10/2026	COP		2,222,236			$624		0		(10)
		10/2026	PEN		45,964			13,516		130		(5)
		11/2026	COP		4,488,445			1,239		0		(32)
		12/2026	PEN		14,641			4,188		0		(69)
		12/2026			$2,409	IDR		43,791,043		6		0
DUB		07/2026	IDR		4,857,691			$272		0		0
		07/2026	INR		115,363			1,222		3		0
		07/2026			$815	INR		78,636		15		0
		07/2026			325	NOK		3,022		0		(20)
		07/2026			126	PLN		467		0		(2)
		07/2026	ZAR		66,673			$4,119		55		0
		09/2026	IDR		60,932,125			3,382		1		0
		09/2026			$879	IDR		15,954,985		7		0
		09/2026			1,222	INR		116,145		0		(3)
		12/2026			767	IDR		13,891,051		0		(1)
FAR		07/2026	CNH		29,014			$4,289		16		0
		07/2026	GBP		41,487			55,789		759		0
		07/2026	INR		108,602			1,151		4		0
		07/2026	SGD		41,845			32,800		456		0
		07/2026			$15,855	CNH		107,848		26		0
		07/2026			1,138	INR		108,602		9		0
		07/2026			14,434	JPY		2,332,557		0		(88)
		07/2026			4,231	PLN		15,459		0		(122)
		07/2026			15	SEK		145		0		0
		07/2026	ZAR		94,982			$5,756		0		(34)
		08/2026	CNH		107,611			15,855		0		(25)
		08/2026	ILS		7,864			2,747		102		0
		08/2026	JPY		2,169,722			13,445		66		0
		08/2026	PEN		6,391			1,890		23		0
		08/2026	SEK		145			15		0		0
		09/2026			$556	INR		53,287		4		0
		09/2026			414	MXN		7,314		1		0
GLM		07/2026	BRL		243,701			$47,023		0		(185)
		07/2026	COP		23,493,481			6,086		0		(757)
		07/2026	IDR		35,211,006			1,967		0		(2)
		07/2026	KRW		771,441			500		1		0
		07/2026			$45,512	BRL		243,701		1,777		(81)
		07/2026			35,286	CAD		50,212		118		0
		07/2026			6,937	COP		24,084,462		78		0
		07/2026			1,964	IDR		35,211,006		5		0
		07/2026			500	KRW		771,331		0		(1)
		07/2026			4,892	PLN		18,245		0		(43)
		08/2026	CAD		50,141			$35,286		0		(118)
		08/2026	COP		16,928,826			4,685		0		(214)
		08/2026			$777	INR		74,479		8		0
		09/2026	COP		7,110,149			$2,037		0		(6)
		09/2026	IDR		35,417,205			1,964		0		(2)
		09/2026	MXN		18,017			1,024		0		0
		09/2026	THB		145,419			4,506		101		0
		09/2026			$4,098	IDR		73,580,722		10		(23)
		09/2026			3,146	INR		302,472		32		0
		09/2026			801	MXN		13,963		0		(8)
		10/2026			41,207	BRL		218,290		166		0
		11/2026	COP		17,479,055			$4,873		0		(74)
JPM		07/2026	AUD		21,937			15,640		452		0
		07/2026	CNH		10,861			1,603		3		0
		07/2026	ILS		12,970			4,344		0		(15)
		07/2026	INR		34,892			369		1		0
		07/2026	KRW		238,380			154		0		0
		07/2026	NOK		8,975			907		0		0
		07/2026	NZD		346			204		8		0
		07/2026			$1,316	GBP		981		0		(15)
		07/2026			296	IDR		5,312,606		1		0
		07/2026			370	INR		34,892		0		(1)
		07/2026			233	KRW		357,881		0		(2)
		07/2026			1,757	NZD		3,115		12		0
		07/2026			10,109	PLN		36,854		1		(313)
		07/2026			1,073	THB		35,866		7		0
		08/2026	ILS		37,108			$12,683		201		0
		08/2026			$1,288	INR		122,336		1		0
		08/2026			907	NOK		8,979		0		0
		09/2026	IDR		5,521,682			$306		0		(1)
		09/2026	MXN		10,459			593		1		(2)
		09/2026	THB		236,026			7,212		74		(11)
		09/2026	TWD		4,312			136		1		0
		09/2026			$2,813	COP		10,288,610		144		0
		09/2026			2,761	INR		263,287		3		0
		09/2026			28,841	MXN		502,166		0		(306)
		12/2026	MXN		1,150			$66		1		0
		12/2026			$12,434	MXN		219,497		0		(51)
MBC		07/2026	AUD		823			$578		8		0
		07/2026	BRL		20,032			3,935		54		0
		07/2026	CHF		14,776			18,739		465		(13)
		07/2026	EUR		990			1,151		20		0
		07/2026	IDR		484,817			27		0		0
		07/2026	INR		115,819			1,226		3		0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026	JPY		642,760			4,045		92		0
		07/2026	NOK		2,958			298		0		0
		07/2026	NZD		10,045			5,757		52		0
		07/2026			$11,889	AUD		17,177		40		(36)
		07/2026			3,870	BRL		20,032		11		0
		07/2026			1,081	EUR		929		0		(19)
		07/2026			4,321	GBP		3,212		0		(61)
		07/2026			27	IDR		484,817		0		0
		07/2026			1,891	INR		182,269		33		0
		07/2026			1,997	KRW		3,026,718		0		(40)
		07/2026			775	NOK		7,182		0		(49)
		07/2026			9	SEK		89		0		0
		08/2026	AUD		12,820			$8,840		0		(30)
		08/2026	ILS		357			119		0		(1)
		08/2026	SEK		88			9		0		0
		08/2026			$456	INR		43,330		1		0
		08/2026			109	NOK		1,083		0		0
		09/2026	THB		41,830			$1,253		0		(14)
		09/2026			$5,010	INR		479,245		25		(4)
NGF		07/2026	IDR		32,592,037			$1,821		0		(2)
		07/2026			$1,828	IDR		32,592,037		0		(5)
		07/2026			1,912	INR		183,962		30		0
		07/2026			902	TRY		42,458		4		0
		09/2026	IDR		32,774,820			$1,828		9		0
		09/2026			$876	IDR		15,586,042		0		(11)
SCX		07/2026	COP		7,110,149			$1,846		0		(224)
		07/2026	INR		90,828			959		0		0
		07/2026			$687	IDR		12,322,329		2		0
		07/2026			2,517	INR		241,222		31		0
		07/2026			1,011	JPY		160,600		0		(23)
		07/2026			4,468	KRW		6,390,015		0		(336)
		08/2026			1,931	INR		184,992		17		0
		09/2026	IDR		36,969,269			$2,048		0		(4)
		09/2026	THB		64,798			1,996		35		(2)
		09/2026			$2,233	IDR		40,087,391		5		(13)
		09/2026			959	INR		91,437		1		0
SOG		07/2026	CNH		47,993			$7,094		27		0
		07/2026	EUR		104,968			122,449		2,513		0
		07/2026	JPY		1,614,888			10,165		233		0
		07/2026			$7,177	AUD		10,402		24		0
		07/2026			13	CAD		18		0		0
		07/2026			26,507	CHF		21,445		33		0
		07/2026			116,802	EUR		102,684		524		0
		07/2026			42,653	SGD		55,246		49		0
		08/2026	AUD		10,402			$7,173		0		(25)
		08/2026	CAD		421			297		0		(1)
		08/2026	CHF		21,368			26,507		0		(34)
		08/2026	EUR		102,684			116,961		0		(523)
		08/2026	SGD		55,121			42,653		0		(51)
SSB		07/2026	CAD		41,862			30,358		841		0
		07/2026	CHF		485			617		17		0
		07/2026			$324	CAD		459		0		0
		07/2026			47,224	GBP		35,726		164		0
		08/2026	CAD		459			$324		0		0
		08/2026	GBP		35,726			47,223		0		(164)
UAG		07/2026			$128	PLN		468		0		(4)
		09/2026	COP		58,503,468			$15,162		0		(1,651)
		09/2026	MXN		3,997			228		1		0
		09/2026	THB		5,890			180		1		0
		09/2026			$3	THB		101		0		0

Total Forward Foreign Currency Contracts										$13,716		$(8,688)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	Cost	Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	64,300	$118	$115
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	86,600	150	155
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	167,800	105	113

Total Purchased Options							$373	$383

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount(1)	(Received)	Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,904	$(10)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	5,154	(11)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	7,478	(24)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	7,466	(19)	0

						$(64)	$0

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount(1)	(Received)	Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4,200%	07/20/2026	24,100	$(18)	$(11)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953	12/29/2026	7,400	(118)	(116)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	9,960	(150)	(151)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	1,900	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	1,900	(5)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	9,650	(53)	(56)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	9,650	(53)	(58)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	2,300	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	2,300	(5)	(6)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	5,100	(4)	0

							$(416)	$(406)

Total Written Options							$(480)	$(406)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
					Implied			Unrealized
		Fixed	Payment	Maturity	Credit Spread at	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	June 30, 2026(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
BOA	Space Exploration Technologies Corp.	1.000%	Quarterly	06/20/2031	1.383%	$1,600	$(28)	$1	$0	$(27)
GST	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	900	(9)	20	11	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2026	0.171	900	22	(18)	4	0
MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242	4,000	11	4	15	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286	2,900	(10)	31	21	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410	1,300	(25)	40	15	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	5,400	(57)	124	67	0

							$(96)	$202	$133	$(27)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
								Unrealized
		Fixed	Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Index/Tranches	Receive Rate	Frequency	Date		Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	5,300	$1,208	$(81)	$1,127	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,600	1,403	0	1,403	0
BRC	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	6,660	1	0	1	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	900	204	(13)	191	0
	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	5,380	0	1	1	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,200	450	18	468	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		11,500	2,457	(11)	2,446	0
	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	32,040	3	1	4	0

							$5,726	$(85)	$5,641	$0

Total Swap Agreements							$5,630	$117	$5,774	$(27)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(q)

Securities with an aggregate market value of $2,076 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,328	$15,845	$35,173
Corporate Bonds & Notes
Banking & Finance	0	765,701	6,885	772,586
Industrials	0	856,271	7,858	864,129
Utilities	0	514,108	0	514,108
Convertible Bonds & Notes
Banking & Finance	0	9	0	9
Municipal Bonds & Notes
California	0	7,359	0	7,359
Georgia	0	9,979	0	9,979
Illinois	0	864	0	864
Indiana	0	874	0	874
Ohio	0	11,669	0	11,669
Pennsylvania	0	12,410	0	12,410
Texas	0	9,803	0	9,803
Washington	0	995	0	995
U.S. Government Agencies	0	396,172	0	396,172
U.S. Treasury Obligations	0	990,522	0	990,522
Non-Agency Mortgage-Backed Securities	0	5,943	6,867	12,810
Asset-Backed Securities
CMBS Other	0	3,799	0	3,799
Home Equity Other	0	596	0	596
Other ABS	0	9,672	0	9,672
Sovereign Issues	0	257,949	0	257,949
Common Stocks
Industrials	0	0	1,635	1,635
Real Estate	281	0	0	281
Preferred Securities
Banking & Finance	5,210	75,459	0	80,669
Industrials	0	1,484	0	1,484
Short-Term Instruments
Mutual Funds	665	0	0	665
Repurchase Agreements	0	38,472	0	38,472

	$6,156	$3,989,438	$39,090	$4,034,684
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79	$0	$0	$79

Total Investments	$6,235	$3,989,438	$39,090	$4,034,763

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	3,387	0	3,454
Over the counter	0	19,873	0	19,873

	$67	$23,260	$0	$23,327
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(183)	(6,202)	0	(6,385)
Over the counter	0	(9,121)	0	(9,121)

	$(183)	$(15,323)	$0	$(15,506)

Total Financial Derivative Instruments	$(116)	$7,937	$0	$7,821

Totals	$6,119	$3,997,375	$39,090	$4,042,584

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued		Unrealized			Ending	on Investments
Category and Subcategory	Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Discounts/ (Premiums)	Realized Gain/(Loss)	Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Balance at 06/30/2026	Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$18,408	$0	$(2,479)	$5	$0	$(61)	$0	$(28)	$15,845	$(56)
Corporate Bonds & Notes
Banking & Finance	6,886	0	0	0	0	(1)	0	0	6,885	0
Industrials	7,925	0	(35)	0	0	(32)	0	0	7,858	(30)
Non-Agency Mortgage-Backed Securities	6,867	0	0	0	0	0	0	0	6,867	0
Common Stocks
Industrials	1,628	48	0	0	0	(41)	0	0	1,635	(41)
Real Estate	175	0	0	0	0	62	0	(237)	0	0

Totals	$41,889	$48	$(2,514)	$5	$0	$(73)	$0	$(265)	$39,090	$(127)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

						(% Unless Noted Otherwise)
	Ending
	Balance						Weighted
Category and Subcategory	at 06/30/2026	Valuation Technique	Unobservable Inputs			Input Value(s)	Average
Investments in Securities, at Value
Loan Participations and Assignments	$15,332	Discounted Cash Flow	Discount Rate			4.540 - 4.580	4.544
	513	Third Party Vendor	Broker Quote			57.500	—
Corporate Bonds & Notes
Banking & Finance	6,885	Discounted Cash Flow	Discount Rate			5.382 - 6.851	5.756
Industrials	7,858	Discounted Cash Flow	Discount Rate			4.870 - 5.459	5.296
Non-Agency Mortgage-Backed Securities	6,867	Discounted Cash Flow	Discount Rate			5.489 - 5.714	5.601
Common Stocks
Industrials	1,487	Indicative Market Quotation	Broker Quote	$		0.656 - 22.917	$22.601
	148	Indicative Market Quotation / Recent Transaction	Broker Quote / Purchase Price	$ $	/	3.250 /2.000	—

Total	$39,090

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust